Cover	Apr. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 05, 2024
Entity Registrant Name	Eagle Bulk Shipping Inc.
Entity Incorporation, State or Country Code	1T
Entity File Number	001-33831
Entity Tax Identification Number	98-0453513
Entity Address, Address Line One	300 First Stamford Place
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	276-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001322439
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EGLE
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	EGLE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Preferred Share Purchase Right
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	N/A
Title of 12(b) Security	Preferred Stock Purchase Rights